CONVERTIBLE PREFERRED STOCK - Summary of Authorized, Issued and Outstanding Convertible Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jul. 06, 2021	Dec. 31, 2020
Temporary Equity [Line Items]
Shares Authorized	129,788,828	129,788,828
Shares Issued	109,182,191	95,010,858
Shares Outstanding	109,182,191	95,010,858
Total Proceeds or Exchange Value	$ 159,119	$ 128,651
Issuance Costs	372	365
Net Carrying Value	$ 158,747	$ 128,286
Series A
Temporary Equity [Line Items]
Year of Class Issuance	2014	2014
Issuance Price per share	$ 0.04	$ 0.04
Shares Authorized	25,000,000	25,000,000
Shares Issued	25,000,000	25,000,000
Shares Outstanding	25,000,000	25,000,000
Total Proceeds or Exchange Value	$ 1,000	$ 1,000
Issuance Costs	2	2
Net Carrying Value	$ 998	$ 998
Initial Liquidation Price per share	$ 0.80	$ 0.80
Series B
Temporary Equity [Line Items]
Year of Class Issuance	2017	2017
Issuance Price per share	$ 0.80	$ 0.80
Shares Authorized	10,625,000	10,625,000
Shares Issued	10,625,000	10,625,000
Shares Outstanding	10,625,000	10,625,000
Total Proceeds or Exchange Value	$ 8,500	$ 8,500
Issuance Costs	0	0
Net Carrying Value	$ 8,500	$ 8,500
Initial Liquidation Price per share	$ 0.80	$ 0.80
Series C
Temporary Equity [Line Items]
Year of Class Issuance	2017	2017
Issuance Price per share	$ 1.88	$ 1.88
Shares Authorized	31,586,210	31,586,210
Shares Issued	31,586,210	31,586,210
Shares Outstanding	31,586,210	31,586,210
Total Proceeds or Exchange Value	$ 59,382	$ 59,382
Issuance Costs	234	234
Net Carrying Value	$ 59,148	$ 59,148
Initial Liquidation Price per share	$ 1.88	$ 1.88
Series D
Temporary Equity [Line Items]
Year of Class Issuance		2020
Issuance Price per share	$ 2.15	$ 2.15
Shares Authorized	62,577,618	62,577,618
Shares Issued	41,970,981	27,799,648
Shares Outstanding	41,970,981	27,799,648
Total Proceeds or Exchange Value	$ 90,237	$ 59,769
Issuance Costs	136	129
Net Carrying Value	$ 90,101	$ 59,640
Initial Liquidation Price per share	$ 2.15	$ 2.15
Series D | Minimum
Temporary Equity [Line Items]
Year of Class Issuance	2020
Series D | Maximum
Temporary Equity [Line Items]
Year of Class Issuance	2021